Equity	12 Months Ended
Mar. 31, 2026
Disclosure Of Equity [Abstract]
Equity

2.15 Equity

Accounting policy

Ordinary Shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new ordinary shares, share options and buyback are recognized as a deduction from equity, net of any tax effects.

Treasury Shares

When any entity within the Group purchases the company's ordinary shares, the consideration paid including any directly attributable incremental cost is presented as a deduction from total equity, until they are cancelled, sold or reissued. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus or deficit on the transaction is transferred to/ from share premium.

Share premium

The amount received in excess of the par value has been classified as share premium. Additionally, share-based compensation recognized in the consolidated statement of comprehensive income is credited to share premium. Amounts have been utilized for bonus issue and share buyback from share premium account.

Retained earnings

Retained earnings represent the amount of accumulated earnings of the Group.

Other Reserves

The Special Economic Zone Re-investment reserve has been created out of the profit of the eligible SEZ unit in terms of the provisions of Sec 10AA (1)(ii) of Income Tax Act, 1961. The reserve should be utilized by the Company for acquiring new plant and machinery for the purpose of its business in terms of the provisions of the Sec 10AA (2) of the Income Tax Act, 1961.

Capital Redemption Reserve

In accordance with section 69 of the Indian Companies Act, 2013, the Company creates capital redemption reserve equal to the nominal value of the shares bought back as an appropriation from general reserve/retained earnings.

Cash flow hedge reserve

When a derivative is designated as a cash flow hedging instrument, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income and accumulated in the cash flow hedge reserve. The cumulative gain or loss previously recognized in the cash flow hedge reserve is transferred to the net profit in the consolidated statement of comprehensive income upon the occurrence of the related forecasted transaction.

Other components of equity

Other components of equity include currency translation, re-measurement of net defined benefit liability/asset, fair value changes of equity instruments fair valued through other comprehensive income and changes on fair valuation of investments, net of taxes.

2.15.1 Voting

Each holder of equity shares is entitled to one vote per share. The equity shares represented by American Depositary Shares (ADS) carry similar rights to voting and dividends as the other equity shares. Each ADS represents one underlying equity share.

2.15.2 Liquidation

In the event of liquidation of the company, the holders of shares shall be entitled to receive any of the remaining assets of the company, after distribution of all preferential amounts. However, no such preferential amounts exist currently, other than the amounts held by irrevocable controlled trusts. The amount distributed will be in proportion to the number of equity shares held by the shareholders. For irrevocable controlled trusts, the corpus would be settled in favor of the beneficiaries.

2.15.3 Share options

There are no voting, dividend or liquidation rights to the holders of options issued under the company's share option plans.

2.15.4 Share capital and share premium

The Company has only one class of shares referred to as equity shares having a par value of ₹5/- each. 8,650,911 shares and 9,655,927 shares were held by controlled trust, as at March 31, 2026 and March 31, 2025, respectively.

Capital Allocation Policy

Effective fiscal 2025, the Company expects to continue its policy of returning approximately 85% of the free cash flow cumulatively over a 5-year period through a combination of semi-annual dividends and/or share buyback/ special dividends subject to applicable laws and requisite approvals, if any.

Under this policy, the Company expects to progressively increase its annual dividend per share (excluding special dividend if any).

Free cash flow is defined as net cash provided by operating activities less capital expenditure as per the consolidated statement of cash flows prepared under IFRS. Dividend and buyback include applicable taxes.

Buyback completed in December 2025

In line with the capital allocation policy, the Board, at its meeting held on September 11, 2025, approved a proposal for the Company to buyback its fully paid-up equity shares of face value of ₹5/- each from the eligible equity shareholders of the Company for an amount of ₹18,000 crore subject to shareholders' approval by way of Postal Ballot. The shareholders approved the said proposal of buyback of Equity Shares recommended by its Board of Directors by way of e-voting through postal ballot, the results of which were declared on November 6, 2025. The Buyback offer comprised a purchase of 100,000,000 Equity Shares comprising approximately 2.41% of the total paid-up equity share capital of the Company as of June 30, 2025 (on standalone basis) at a price of ₹1,800 per Equity share. The buyback was offered to all eligible equity shareholders (including those who became equity shareholders as on the Record date by canceling American Depositary Shares and withdrawing underlying Equity shares) of the Company as on the Record Date (i.e. November 14, 2025) on a proportionate basis through the "Tender offer" route. The tender period for buyback commenced on November 20, 2025 and was open until November 26, 2025. The Company concluded the buyback procedures on December 4, 2025 and 100,000,000 equity shares were bought back and extinguished. The buyback resulted in cash outflow of ₹18,000 crore (excluding transaction costs) (approximately $2,000 million). The Company funded the buyback from its free reserves including securities premium as explained in Section 68 of the Companies Act, 2013. In accordance with Section 69 of the Companies Act, 2013, as at March 31, 2026, the Company has created a Capital Redemption Reserve of ₹50 crore (approximately $6 million) equal to the nominal value of the shares bought back as an appropriation from the general reserve.

Buyback completed in February 2023

In line with the capital allocation policy, the Board, at its meeting held on October 13, 2022, approved the buyback of equity shares, from the open market route through the Indian stock exchanges, amounting to ₹9,300 crore (Maximum Buyback Size, excluding buyback tax) at a price not exceeding ₹1,850 per share (Maximum Buyback Price), subject to shareholders' approval by way of Postal Ballot.

The shareholders approved the proposal of buyback of Equity Shares recommended by its Board of Directors by way of e-voting on the postal ballot, the results of which were declared on December 3, 2022. The buyback was offered to all equity shareholders of the Company (other than the Promoters, the Promoter Group and Persons in Control of the Company) under the open market route through the stock exchange. The buyback of equity shares through the stock exchange commenced on December 7, 2022, and was completed on February 13, 2023. During this buyback period the Company had purchased and extinguished a total of 60,426,348 equity shares from the stock exchange at a volume weighted average buyback price of ₹1,539.06/- per equity share comprising 1.44% of the pre buyback paid-up equity share capital of the Company. The buyback resulted in a cash outflow of ₹9,300 crore (excluding transaction costs and tax on buyback) ($1,130 million). The Company funded the buyback from its free reserves including Securities Premium as explained in Section 68 of the Companies Act, 2013.

In accordance with section 69 of the Companies Act, 2013, as of March 31, 2023, the Company has created ‘Capital Redemption Reserve’ of $3 million equal to the nominal value of the shares bought back as an appropriation from general reserve and retained earnings.

The Company’s objective when managing capital is to safeguard its ability to continue as a going concern and to maintain an optimal capital structure so as to maximize shareholder value. In order to maintain or achieve an optimal capital structure, the Company may adjust the amount of dividend payment, return capital to shareholders, issue new shares or buy back issued shares. As of March 31, 2026, the Company has only one class of equity shares and has no debt. Consequent to the above capital structure there are no externally imposed capital requirements.

Dividends

The final dividend on shares is recorded as a liability on the date of approval by the shareholders and interim dividends are recorded as a liability on the date of declaration by the company's Board of Directors. Income tax consequences of dividends on financial instruments classified as equity will be recognized according to where the entity originally recognized those past transactions or events that generated distributable profits.

The Company declares and pays dividends in Indian rupees. Companies are required to pay/distribute dividend after deducting applicable taxes. The remittance of dividends outside India is governed by Indian law on foreign exchange and is also subject to withholding tax at applicable rates.

The following table provides details of per share dividend recognized during fiscal 2026, 2025 and 2024:

	Fiscal 2026	Fiscal 2025	Fiscal 2024
Dividend per Equity Share (₹)
Interim dividend(2)	23.00	21.00	18.00
Final dividend(3)	22.00	20.00	17.50
Special dividend(3)	-	8.00	-
Dividend per Equity Share/ADS ($)(1)
Interim dividend(2)	0.26	0.25	0.22
Final dividend(3)	0.26	0.24	0.21
Special dividend(3)	-	0.10	-

(1)
Converted at the monthly exchange rate in the month of declaration of dividend
(2)
Represents interim dividend for the respective fiscal year
(3)
Represents final dividend and special dividend for the preceding fiscal year

During the year ended March 31, 2026, on account of the final dividend for fiscal 2025 and interim dividend for fiscal 2026, the Company has incurred a net cash outflow of approximately $2,133 million (excluding dividend paid on treasury shares). The payouts for dividend during fiscal 2025 and fiscal 2024 were $2,416 million and $1,777 million (excluding dividend paid on treasury shares), respectively.

The Board of Directors in their meeting held on April 23, 2026 recommended a final dividend of ₹25/- per equity share (approximately $0.26 per equity share) for the financial year ended March 31, 2026. The payment is subject to the approval of shareholders in the AGM of the Company to be held on June 23, 2026 and if approved would result in a net cash outflow of approximately $1,067 million (excluding dividend on treasury shares).